JPMorgan Trust I

270 Park Avenue

New York, New York 10017

July 28, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”), on behalf of

the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the service shares prospectus for the Fund dated July 1, 2014. The purpose of this filing is to submit the XBRL information from the filing under Rule 497 submitted on July 21, 2014 for the service shares of Fund.

Please contact the undersigned at 212-648-0472 if you have any questions concerning this filing.

Very truly yours,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

Exhibit Index

Exhibit Number	Description
EX-101.INS XBRL	Instance Document
EX-101.SCH XBRL	Taxonomy Extension Schema Document
EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase